Pensions and other postretirement benefits (Details 10) CAD in Millions	Dec. 31, 2015 CAD
Pensions [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
2016	CAD 1,029
2017	1,040
2018	1,048
2019	1,053
2020	1,059
Years 2021 to 2025	5,276
Other postretirement benefits [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
2016	18
2017	19
2018	19
2019	18
2020	18
Years 2021 to 2025	CAD 87